PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 118	$ 159
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,179	1,187
Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	389	113
Data
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	2,287	2,643
Accumulated fair value adjustments:
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	252	786
Accumulated fair value adjustments: | Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	134	652
Accumulated fair value adjustments: | Transport
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	48	113
Accumulated fair value adjustments: | Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	70	21
Accumulated fair value adjustments: | Data
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 0	$ 0